Restructuring (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) staff	Dec. 31, 2024 EUR (€) staff	Dec. 31, 2023 EUR (€) staff
Net Restructuring Expense by Division [Line Items]
Restructuring provision | €	€ 151	€ 273	€ 333
Total full-time equivalent staff
Net Restructuring Expense by Division [Line Items]
Full-time equivalent staff reduced through restructuring | staff	535	168	476